Derivatives - Other (Details) lb in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) lb	Mar. 31, 2022 USD ($) lb	Dec. 31, 2022 USD ($) lb	Dec. 31, 2021 USD ($) lb	Dec. 31, 2020 USD ($)
Derivatives
Net gains reported in AOCI expected to be reclassified | $	$ (3.3)		$ 12.3
Cash flow hedging
Derivatives
Net gains reported in AOCI expected to be reclassified | $	$ (0.7)	$ 4.1	$ 13.1	$ 7.2	$ 1.7
Coffee futures contracts | Cash flow hedging
Derivatives
Notional amount of derivative purchased	8.4	41.3
Coffee futures contracts | Designated as hedges | Cash flow hedging
Derivatives
Derivative notional amount	5.6		29.2	7.9
Notional amount of derivative purchased			98.6
Coffee options | Designated as hedges | Cash flow hedging
Derivatives
Notional amount of derivative purchased				105.5